SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                            DWS Short Term Bond Fund

The following information revises similar disclosure for the above fund in "The portfolio managers" section of the prospectuses.

The following people handle the day-to-day management of DWS Short Term Bond
Fund.

  William Chepolis, CFA                  Matthew F. MacDonald
  Managing Director of Deutsche Asset    Director of Deutsche Asset Management
  Management and Co-Manager of           and Co-Manager of the fund.
  the fund.                               o Joined Deutsche Asset Management
   o Joined Deutsche Asset Management       and the fund in 2006 after 14 years
     in 1998 after 13 years of              of fixed income experience at Bank
     experience as vice president and       of America Global Structured
     portfolio manager for Norwest          Products and PPM America, Inc.,
     Bank, where he managed the             where he was portfolio manager for
     bank's fixed income and foreign        public fixed income, including MBS,
     exchange portfolios.                   ABS, CDOs and corporate bonds;
   o Portfolio Manager for Retail           earlier, as an analyst for MBS, ABS
     Mortgage Backed Securities:            and money markets; and originally,
     New York.                              at Duff & Phelps Credit Rating
   o Joined the fund in 2002.               Company.
   o BIS, University of Minnesota.        o Portfolio Manager for Retail
                                            Mortgage Backed Securities: New
                                            York.
                                          o BA, Harvard University; MBA,
                                            University of Chicago Graduate
                                            School of Business.






                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group


               Please Retain This Supplement for Future Reference


July 7, 2006
DSTBF-3600